BUSINESS ACQUISITIONS (Details) - Chiefton Acquisition, Purchase Price Allocation - Chiefton Acquisition [Member] - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Business Combination Segment Allocation [Line Items]
Inventory	$ 12,249	$ 12,249
Intangible assets – Chiefton brand and graphic designs	69,400	69,400
	$ 81,649	$ 81,649